December 9, 2011

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:    Nuveen Multistate Trust I (the “Registrant”); File No. 811-07747

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Colorado Tax Free Fund, a series of Nuveen Investment Funds, Inc. (File No. 811-05309), into Nuveen Colorado Municipal Bond Fund, a series of the Registrant.

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Abigail J. Murray

Abigail J. Murray

AJM/mjm

Enclosures

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales.